Share-based Awards - Additional Information (Detail) (USD $)	3 Months Ended					3 Months Ended		3 Months Ended					3 Months Ended
	Mar. 31, 2012 Year	Mar. 31, 2011	Mar. 31, 2012 Employee Stock Plan, 2008 Plan	Mar. 31, 2012 Employee Stock Plan, 2008 Plan Individual Employee	Mar. 31, 2012 Employee Stock Plan, 2008 Plan Minimum	Mar. 31, 2012 Employee Stock Plan, 2003 Plan	Mar. 31, 2012 Employee Stock Plan, 2003 Plan Individual Employee	Mar. 31, 2012 Stock Option Year	Mar. 31, 2011 Stock Option	Mar. 31, 2012 Stock Option Minimum	Mar. 31, 2012 Stock Option Maximum Year	Jul. 21, 2008 Restricted Stock Units 2008	Mar. 31, 2012 Restricted Stock Units (RSUs)	Mar. 31, 2011 Restricted Stock Units (RSUs)
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Percentage of option price for fair value of ordinary share					100.00%
Ordinary shares which have been reserved for issuance			6,000,000	400,000		6,000,000	400,000					1,000,000
Maximum number of award as percentage of shares outstanding						10.00%
Shares vesting period								5 years
Shares expiration period								8 years
Weighted average fair value per option								$ 7.67
Exercisable - number of shares								2,898,315
Exercisable - weighted average remaining contractual life								3.48
Exercisable - weighted average exercise price								$ 21.65
Fully vested total intrinsic value								$ 9,600,000
Intrinsic value of option exercised								800,000	800,000
Weighted Average Remaining Contractual Life of Options Outstanding								4.61			8
Options granted fair value										3.68	13.93
Fair value of stock awards vested													0	200,000
Non-cash stock compensation expense not yet recognized	14,600,000
Unrecognized stock-based compensation expense, weighted average period (years)	2.85
Tax benefit on exercise of options	$ 392,000	$ 300,000